FINANCIAL INSTRUMENTS - Financial assets and liabilities recognized at fair value (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial instruments.
Financial assets	$ 814,979	$ 1,169,887
Financial liabilities	4,353,780	6,880,093
At fair value
Financial instruments.
Financial assets	131,772	390,730
Financial liabilities	1,517	4,231
At fair value | Level 1
Financial instruments.
Financial assets	127,508	385,427
At fair value | Level 2
Financial instruments.
Financial assets	4,264	5,303
Financial liabilities	1,517	4,231
Other liabilities: Debt for acquisition of NYSSA | At fair value
Financial instruments.
Financial Liabilities, current	784	1,506
Financial liabilities, noncurrent	733	2,725
Other liabilities: Debt for acquisition of NYSSA | At fair value | Level 2
Financial instruments.
Financial Liabilities, current	784	1,506
Financial liabilities, noncurrent	733	2,725
Mutual Funds | At fair value
Financial instruments.
Financial assets, current	113,621	38,314
Mutual Funds | At fair value | Level 1
Financial instruments.
Financial assets, current	113,621	38,314
Government bonds | At fair value
Financial instruments.
Financial assets, current	13,887	347,113
Government bonds | At fair value | Level 1
Financial instruments.
Financial assets, current	13,887	347,113
Other receivables: Compensation received for company acquisitions | At fair value
Financial instruments.
Financial assets, current	1,316
Financial assets, noncurrent	2,948
Other receivables: Compensation received for company acquisitions | At fair value | Level 2
Financial instruments.
Financial assets, current	1,316
Financial assets, noncurrent	$ 2,948
Other receivables: DFI
Financial instruments.
Financial assets, noncurrent		1,161
Financial assets		5,276
Other receivables: DFI | At fair value
Financial instruments.
Financial assets, current		4,115
Financial assets, noncurrent		1,161
Other receivables: DFI | At fair value | Level 2
Financial instruments.
Financial assets, current		4,115
Financial assets, noncurrent		1,161
Other receivables: Indemnification assets | At fair value
Financial instruments.
Financial assets, current		27
Other receivables: Indemnification assets | At fair value | Level 2
Financial instruments.
Financial assets, current		$ 27